Short positions (Tables)	12 Months Ended
Dec. 31, 2017
Short positions
Short positions
	2017	2016
	£m	£m
Debt securities
- Government	26,381	20,979
- Other issuers	2,145	1,095
Equity shares	1	3
	28,527	22,077
  Note:
(1)	All short positions are classified as held-for-trading.